Taxation - Schedule of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Income Tax Expenses [Abstract]
Current			¥ 1,316
Deferred	(5,340)	(745)	1,242
Income tax expenses	¥ (5,340)	$ (745)	¥ 2,558